JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 0.4%
CAE, Inc. *	1,046,628	23,914,535
Automobile Components — 0.9%
Magna International, Inc.	875,925	56,335,797
Banks — 23.8%
Bank of Montreal (a)	2,347,705	218,168,408
Bank of Nova Scotia (The)	3,944,175	198,607,075
Canadian Imperial Bank of Commerce	3,002,659	132,252,254
National Bank of Canada	1,111,567	87,060,736
Royal Bank of Canada (a)	4,577,796	453,839,359
Toronto-Dominion Bank (The)	6,026,249	397,408,420
		1,487,336,252
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A (a)	175,567	24,113,252
Dollarama, Inc.	939,504	61,885,502
		85,998,754
Capital Markets — 3.7%
Brookfield Asset Management Ltd., Class A	1,181,150	39,841,923
Brookfield Corp.	4,690,626	163,735,271
IGM Financial, Inc.	266,410	8,301,511
TMX Group Ltd.	916,437	20,362,950
		232,241,655
Chemicals — 1.8%
Nutrien Ltd. (a)	1,633,017	112,533,466
Commercial Services & Supplies — 2.9%
GFL Environmental, Inc.	670,489	22,896,235
RB Global, Inc.	598,445	38,648,297
Waste Connections, Inc.	847,784	119,730,644
		181,275,176
Construction & Engineering — 0.9%
WSP Global, Inc.	410,254	56,514,344
Consumer Staples Distribution & Retail — 4.0%
Alimentation Couche-Tard, Inc.	2,487,415	125,931,692
Empire Co. Ltd., Class A	514,730	13,978,297
George Weston Ltd.	211,153	24,315,461
Loblaw Cos. Ltd.	496,628	44,064,366
Metro, Inc.	765,526	41,200,758
		249,490,574
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	479,973	23,011,332
Diversified Telecommunication Services — 1.1%
BCE, Inc.	990,892	42,802,266
TELUS Corp.	1,563,962	27,848,048
		70,650,314

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 2.1%
Emera, Inc. (a)	893,471	36,242,948
Fortis, Inc.	1,594,770	67,980,148
Hydro One Ltd. (a) (b)	1,045,202	29,485,849
		133,708,945
Financial Services — 0.1%
Nuvei Corp. * (b)	211,467	7,211,672
Food Products — 0.3%
Saputo, Inc.	805,103	16,997,738
Gas Utilities — 0.3%
AltaGas Ltd.	927,003	18,298,933
Ground Transportation — 8.4%
Canadian National Railway Co.	1,962,455	237,878,745
Canadian Pacific Kansas City Ltd.	3,064,375	252,140,210
TFI International, Inc.	256,991	32,985,043
		523,003,998
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp. *	126,833	2,520,982
Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International, Inc.	1,024,330	78,418,165
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	419,537	13,076,230
Insurance — 7.5%
Fairfax Financial Holdings Ltd.	74,304	59,280,916
Great-West Lifeco, Inc.	888,955	26,810,557
iA Financial Corp., Inc.	339,753	23,539,100
Intact Financial Corp.	576,902	85,228,286
Manulife Financial Corp.	6,076,319	121,466,476
Power Corp. of Canada (a)	1,850,915	52,440,135
Sun Life Financial, Inc. (a)	1,931,491	101,653,566
		470,419,036
IT Services — 5.4%
CGI, Inc. *	688,238	69,938,112
Shopify, Inc., Class A *	3,948,393	266,729,495
		336,667,607
Media — 0.2%
Quebecor, Inc., Class B	506,833	12,407,060
Metals & Mining — 8.4%
Agnico Eagle Mines Ltd.	1,626,461	85,266,939
Barrick Gold Corp.	5,778,497	99,824,943
First Quantum Minerals Ltd.	1,846,495	54,765,419
Franco-Nevada Corp.	631,689	92,177,301
Ivanhoe Mines Ltd., Class A *	1,884,114	19,974,909
Kinross Gold Corp.	4,040,834	20,132,923
Lundin Mining Corp.	2,210,628	19,765,142

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,485,097	65,974,278
Wheaton Precious Metals Corp.	1,488,943	66,766,162
		524,648,016
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp. (a)	2,266,718	18,702,379
Canadian Utilities Ltd., Class A	398,185	9,916,502
		28,618,881
Oil, Gas & Consumable Fuels — 16.8%
ARC Resources Ltd.	2,012,280	30,398,224
Cameco Corp.	1,425,450	50,114,786
Canadian Natural Resources Ltd.	3,609,358	219,492,980
Cenovus Energy, Inc.	4,516,881	85,908,600
Enbridge, Inc.	6,665,625	245,060,858
Imperial Oil Ltd.	576,865	31,077,609
Keyera Corp. (a)	754,343	18,883,602
Pembina Pipeline Corp.	1,811,762	57,362,502
Suncor Energy, Inc.	4,311,092	134,892,243
TC Energy Corp.	3,366,747	120,663,150
Tourmaline Oil Corp.	1,049,130	54,371,929
		1,048,226,483
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	195,294	16,454,073
Passenger Airlines — 0.3%
Air Canada *	1,109,077	20,438,002
Professional Services — 1.0%
Thomson Reuters Corp.	474,450	64,044,367
Real Estate Management & Development — 0.3%
FirstService Corp.	129,088	20,217,081
Residential REITs — 0.2%
Canadian Apartment Properties (a)	270,235	10,535,609
Retail REITs — 0.1%
RioCan (a)	483,692	7,354,510
Software — 2.8%
Constellation Software, Inc.	64,870	137,053,217
Open Text Corp.	891,238	38,281,364
		175,334,581
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	589,238	18,325,295
Trading Companies & Distributors — 0.3%
Finning International, Inc.	491,525	16,930,243

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	1,222,917	53,548,119
Total Common Stocks (Cost $5,174,749,870)		6,196,707,825
Short-Term Investments — 4.4%
Investment of Cash Collateral from Securities Loaned — 4.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	230,233,520	230,279,567
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	47,419,420	47,419,420
Total Investment of Cash Collateral from Securities Loaned (Cost $277,698,987)		277,698,987
Total Investments — 103.7% (Cost $5,452,448,857)		6,474,406,812
Liabilities in Excess of Other Assets — (3.7)%		(232,460,384)
NET ASSETS — 100.0%		6,241,946,428

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $265,620,153.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	202	09/14/2023	CAD	38,002,624	1,018,488

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,474,406,812	$—	$—	$6,474,406,812
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,018,488	$—	$—	$1,018,488

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$111,362,203	$3,125,321,967	$3,006,483,022	$78,419	$—	$230,279,567	230,233,520	$5,222,235	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	339,229,246	6,096,279,089	6,388,088,915	—	—	47,419,420	47,419,420	6,375,283	—
Total	$450,591,449	$9,221,601,056	$9,394,571,937	$78,419	$—	$277,698,987		$11,597,518	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.